Critical accounting estimates and judgments - Sensitivity analysis (Details) - I-Systems $ in Millions	9 Months Ended
Sep. 30, 2025 USD ($)
Goodwill and other intangible assets
Percentage of reasonably possible increase in discount rate	1.00%
Percentage of reasonably possible decrease in terminal growth rate	1.00%
Percentage of reasonably possible decrease in homes connected growth	15.00%
Discount rate
Goodwill and other intangible assets
Impairment loss from reasonably possible increase or decrease in key assumption	$ 49.7
Terminal growth rate
Goodwill and other intangible assets
Impairment loss from reasonably possible increase or decrease in key assumption	27.3
Percentage of homes connected growth
Goodwill and other intangible assets
Impairment loss from reasonably possible increase or decrease in key assumption	$ 63.4